Condensed Consolidated Interim Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)		Common Stock [Member]		Common Stock [Member] Previously Reported [Member]		Additional Paid-in Capital [Member]		AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total	Previously Reported [Member]
Beginning balance, value at Dec. 31, 2019			[1]			$ 30,104,000	[2]	$ (539,000)	$ (28,514,000)	$ 1,051,000
Beginning balance, shares at Dec. 31, 2019	[2]	83,436
Stock-based compensation related to options granted to employees and consultants						645,000	[2]			645,000
Issuance of shares, net of issuance cost of $768			[1]			5,995,000	[2]			5,995,000
Issuance of shares, net of issuance cost of $768, shares	[2]	97,592
Exercise of warrants and pre funded warrants			[1]			99,000	[2]			99,000
Exercise of warrants and pre funded warrants, shares	[2]	108,285
Liability reclassified to equity ()	[3]					328,000	[2]			328,000
Total comprehensive loss							[2]	115,000	(6,157,000)	(6,042,000)
Ending balance, value at Dec. 31, 2020			[1],[4],[5]			37,171,000	[2],[4]	(424,000)	(34,671,000)	2,076,000
Ending balance, shares at Dec. 31, 2020		289,315	[4]	289,313	[2]
Stock-based compensation related to options granted to employees and consultants			[4]			350,000	[4]			350,000
Exercise of options granted to employees	[5]		[4]				[4]
Exercise of options granted to employees, shares	[4]	179
Restricted shares issued to shareholder			[4],[5]			2,618,000	[4]			2,618,000
Restricted shares issued to shareholder, shares	[4]	100,000
Issuance of shares, net of issuance cost of $768		$ (1,000)	[4]			5,034,000	[4]			5,035,000
Issuance of shares, net of issuance cost of $768, shares	[4]	183,220
Exercise of warrants			[4],[5]			822,000	[4]			822,000
Exercise of warrants, shares	[4]	30,072
Total comprehensive loss			[4]				[4]	(8,000)	(7,805,000)	(7,813,000)
Ending balance, value at Sep. 30, 2021		$ 1,000	[4]			45,995,000	[4]	(432,000)	(42,476,000)	3,088,000
Ending balance, shares at Sep. 30, 2021	[4]	602,786
Beginning balance, value at Dec. 31, 2020			[1],[4],[5]			37,171,000	[2],[4]	(424,000)	(34,671,000)	2,076,000
Beginning balance, shares at Dec. 31, 2020		289,315	[4]	289,313	[2]
Stock-based compensation related to options granted to employees and consultants						373,000	[2]			373,000
Exercise of options granted to employees			[1]				[2]
Exercise of options granted to employees, shares	[2]			179
Restricted shares issued to shareholder	[6]		[1]			2,618,000	[2]			2,618,000
Restricted shares issued to shareholder, shares	[2]			100,000
Issuance of shares, net of issuance cost of $768		1,000				12,582,000	[2]			12,583,000
Issuance of shares, net of issuance cost of $768, shares	[2]			434,700
Exercise of warrants			[1]			3,709,000	[2]			3,709,000
Exercise of warrants, shares	[2]			135,108
Total comprehensive loss							[2]	18,000	(10,520,000)	(10,502,000)
Ending balance, value at Dec. 31, 2021		$ 1,000	[7]			56,453,000	[2],[7]	(406,000)	(45,191,000)	10,857,000	$ 10,857,000
Ending balance, shares at Dec. 31, 2021		959,302	[7]	959,300	[2]
Beginning balance, value at Jun. 30, 2021		$ 1,000	[8]			45,852,000	[8]	(440,000)	(40,468,000)	4,945,000
Beginning balance, shares at Jun. 30, 2021	[8]	601,534
Stock-based compensation related to options granted to employees and consultants			[8]			118,000	[8]			118,000
Exercise of options granted to employees	[9]		[8]				[8]
Exercise of options granted to employees, shares	[8]	179
Exercise of warrants			[8],[9]			25,000	[8]			25,000
Exercise of warrants, shares	[8]	1,073
Total comprehensive loss			[8]				[8]	8,000	(2,008,000)	(2,000,000)
Ending balance, value at Sep. 30, 2021		$ 1,000	[4]			45,995,000	[4]	(432,000)	(42,476,000)	3,088,000
Ending balance, shares at Sep. 30, 2021	[4]	602,786
Beginning balance, value at Dec. 31, 2021		$ 1,000	[7]			56,453,000	[2],[7]	(406,000)	(45,191,000)	10,857,000	$ 10,857,000
Beginning balance, shares at Dec. 31, 2021		959,302	[7]	959,300	[2]
Stock-based compensation related to options granted to employees and consultants			[7]			327,000	[7]			327,000
Total comprehensive loss			[7]				[7]	(178,000)	(5,930,000)	(6,108,000)
Issuance of shares in Business Combination	[10]		[7]			458,000	[7]			$ 458,000
Issuance of shares in Business Combination, shares		69,752	[7]							1,743,781
Ending balance, value at Sep. 30, 2022		$ 1,000	[7]			57,238,000	[7]	(584,000)	(51,121,000)	$ 5,534,000
Ending balance, shares at Sep. 30, 2022	[7]	1,029,054
Beginning balance, value at Jun. 30, 2022		$ 1,000	[11]			57,073,000	[11]	(284,000)	(49,095,000)	7,695,000
Beginning balance, shares at Jun. 30, 2022	[11]	1,022,077
Stock-based compensation related to options granted to employees and consultants			[11]			165,000	[11]			165,000
Total comprehensive loss			[11]				[11]	(300,000)	(2,026,000)	(2,326,000)
Issuance of shares in Business Combination	[12]						[11]
Issuance of shares in Business Combination, shares	[11]	6,977
Ending balance, value at Sep. 30, 2022		$ 1,000	[7]			$ 57,238,000	[7]	$ (584,000)	$ (51,121,000)	$ 5,534,000
Ending balance, shares at Sep. 30, 2022	[7]	1,029,054

[1]	Represents an amount of less than $1.
[2]	Prior period results have been retroactively adjusted to reflect the 1:25 reverse stock split of the issued and outstanding shares of common stock that was made on December 8, 2022. See notes 16b.
[3]	See note 2 b
[4]	Prior period results have been retroactively adjusted to reflect the 1:25 reverse stock split of the issued and outstanding shares of common stock that was made on December 8, 2022. See notes 9b.
[5]	Represents an amount less than $1
[6]	See note 1 b
[7]	Prior period results have been retroactively adjusted to reflect the 1:25 reverse stock split of the issued and outstanding shares of common stock that was made on December 8, 2022. See notes 9b.
[8]	Prior period results have been retroactively adjusted to reflect the 1:25 reverse stock split of the issued and outstanding shares of common stock that was made on December 8, 2022. See notes 9b.
[9]	Represents an amount less than $1
[10]	See note 6 a.
[11]	Prior period results have been retroactively adjusted to reflect the 1:25 reverse stock split of the issued and outstanding shares of common stock that was made on December 8, 2022. See notes 9b.
[12]	See note 6 a.